VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 93.0%
Argentina : 7.1%
Arcor SAIC 144A
7.60%, 07/31/33 $ 550 $ 577,115
Banco de Galicia y Buenos
Aires SAU 144A
7.75%, 10/10/28 500 511,175
Banco Macro SA 144A
8.00%, 06/23/29 800 824,000
8.00%, 01/28/31 700 725,732
Cia General de Combustibles
SA 144A
11.88%, 11/28/30 675 690,188
Empresa Distribuidora de
Electricidad de Mendoza
SA 144A
9.75%, 06/11/33 400 385,688
Empresa Distribuidora Y
Comercializadora Norte
144A
9.50%, 04/28/33 500 495,813
9.75%, 10/24/30 800 822,600
Genneia SA 144A
7.75%, 12/02/33 700 716,800
IRSA Inversiones y
Representaciones SA 144A
8.00%, 03/31/35 850 881,280
MSU Energy SA 144A
9.75%, 12/05/30 700 716,450
MSU Green Energy 144A
9.75%, 06/16/36 600 587,430
Pampa Energia SA 144A
7.75%, 11/14/37 1,550 1,573,870
7.88%, 12/16/34 1,125 1,175,074
7.95%, 09/10/31 625 652,656
Pan American Energy LLC
144A
7.75%, 01/15/37 650 669,825
8.50%, 04/30/32 600 647,850
Petroquimica Comodoro
Rivadavia SA / Luz de Tres
Picos SA 144A
8.50%, 07/28/34 600 592,980
Pluspetrol SA 144A
7.55%, 09/30/37 800 784,700
8.12%, 05/18/31 900 928,877
8.50%, 05/30/32 1,175 1,245,383
Tecpetrol SA 144A
7.62%, 11/03/30 1,300 1,339,715
7.62%, 01/22/33 625 650,312
Telecom Argentina SA 144A
8.50%, 01/20/36 1,000 1,044,000
9.25%, 05/28/33 1,675 1,797,327
9.50%, 07/18/31 1,275 1,382,291
Transportadora de Gas del
Sur SA 144A
7.75%, 11/20/35 750 778,875
8.50%, 07/24/31 725 769,939
Par
(000’s) Value
Argentina (continued)
Vista Energy Argentina SAU
144A
7.62%, 12/10/35 $ 1,050 $ 1,099,612
7.88%, 04/08/38 700 722,750
8.50%, 06/10/33 1,450 1,532,602
YPF Energia Electrica SA
144A
7.88%, 10/16/32 650 674,539
YPF SA 144A
7.00%, 09/30/33 (s) 925 939,526
7.00%, 12/15/47 805 758,379
8.25%, 01/17/34 2,675 2,824,627
8.50%, 06/27/29 612 639,864
8.75%, 09/11/31 1,650 1,751,945
9.00%, 06/30/29 (s) 964 1,002,057
9.50%, 01/17/31 1,080 1,147,797
37,061,643
Australia : 0.1%
Karoon USA Finance, Inc.
144A
10.50%, 05/14/29 300 309,543
Underline
Austria : 0.1%
LD Celulose International
GmbH 144A
7.95%, 01/26/32 550 573,160
Underline
Azerbaijan : 0.3%
State Oil Co. of the
Azerbaijan Republic Reg S
6.95%, 03/18/30 1,475 1,558,838
Underline
Bahrain : 1.5%
Bapco Energies BSCC 144A
7.50%, 10/25/27 1,400 1,395,112
8.38%, 11/07/28 850 850,161
Bapco Energies Sukuk Ltd.
144A
5.25%, 04/08/29 1,200 1,137,014
Bapco Energies Sukuk Ltd.
Reg S
6.25%, 01/29/35 1,650 1,594,558
6.62%, 05/25/33 1,350 1,330,151
BBK BSC Reg S
6.88%, 06/06/29 900 870,940
GFH Senior Sukuk Ltd. Reg S
7.50%, 11/06/29 800 774,027
7,951,963
Bermuda : 0.2%
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 1,275 1,252,564
Underline
Brazil : 5.6%
Amaggi Luxembourg
International Sarl 144A
5.25%, 01/28/28 500 482,533
Axia Energia SA 144A
4.62%, 02/04/30 725 696,831
6.50%, 01/11/35 650 644,930

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 † $ 475 $ 440,218
Banco Bradesco SA 144A
5.38%, 01/20/31 † 600 588,060
6.50%, 01/22/30 850 867,808
Banco BTG Pactual SA 144A
5.50%, 01/27/31 650 633,750
5.75%, 01/22/30 450 448,380
6.25%, 04/08/29 450 457,766
Banco do Brasil SA 144A
4.88%, 01/11/29 400 395,178
6.00%, 03/18/31 600 603,186
6.25%, 04/18/30 625 633,138
Banco Votorantim SA 144A
5.88%, 04/08/28 525 527,809
BRF SA 144A
4.88%, 01/24/30 475 447,748
5.75%, 09/21/50 525 403,473
Caixa Economica Federal
144A
5.62%, 05/13/30 550 547,594
Constellation Oil Services
Holding SA 144A
7.70%, 08/03/33 600 604,500
CSN Inova Ventures 144A
6.75%, 01/28/28 1,100 923,016
ERO Copper Corp. 144A
6.50%, 02/15/30 350 350,482
Gol Finance, Inc. 144A
14.38%, 06/06/30 1,600 1,546,000
Itau Unibanco Holding SA
144A
6.00%, 02/27/30 † 950 965,746
Klabin Austria GmbH 144A
3.20%, 01/12/31 425 381,321
5.75%, 04/03/29 725 731,939
7.00%, 04/03/49 578 576,411
MARB BondCo PLC 144A
3.95%, 01/29/31 1,075 946,541
Natura & Co. Luxembourg
Holdings Sarl 144A
4.12%, 05/03/28 400 376,315
NBM US Holdings, Inc. 144A
6.62%, 08/06/29 400 400,378
Petrobras Global Finance BV
5.09%, 01/15/30 325 320,876
5.60%, 01/03/31 550 548,739
5.62%, 05/20/43 200 174,573
5.75%, 02/01/29 375 377,965
6.00%, 01/27/28 † 850 860,397
6.75%, 01/27/41 625 613,547
6.85%, 06/05/15 † 1,175 1,062,389
6.88%, 01/20/40 500 503,235
6.90%, 03/19/49 500 479,050
7.25%, 03/17/44 575 579,387
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 599 565,636
Par
(000’s) Value
Brazil (continued)
4.95%, 01/17/28 $ 375 $ 370,510
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 400 390,878
Samarco Mineracao SA 144A
9.50%, 06/30/31 3,947 3,979,339
Simpar Europe SA 144A
5.20%, 01/26/31 425 359,792
Tupy Overseas SA 144A
4.50%, 02/16/31 350 289,538
Ultrapar International SA
144A
5.25%, 06/06/29 300 299,173
Usiminas International Sarl
144A
7.50%, 01/27/32 400 411,316
XP, Inc. 144A
6.75%, 07/02/29 400 406,961
29,214,352
British Virgin Islands : 0.4%
Fortune Star BVI Ltd. Reg S
6.80%, 09/09/29 600 586,811
New Metro Global Ltd. Reg S
11.80%, 03/09/29 600 571,646
SJM International Ltd. Reg S
6.50%, 01/15/31 600 566,217
Studio City Co. Ltd. 144A
6.12%, 05/15/31 500 493,957
2,218,631
Canada : 2.2%
Capstone Copper Corp. 144A
6.75%, 03/31/33 1,100 1,106,605
First Quantum Minerals Ltd.
144A
6.38%, 02/15/36 2,725 2,638,604
7.25%, 02/15/34 1,800 1,834,895
8.00%, 03/01/33 1,700 1,768,524
8.62%, 06/01/31 2,225 2,317,502
Frontera Energy Corp. 144A
7.88%, 06/21/28 550 548,969
Ivanhoe Mines Ltd. 144A
7.88%, 01/23/30 † 1,300 1,308,302
11,523,401
Cayman Islands : 0.1%
Banco do Brasil SA 144A
5.62%, 10/23/31 500 491,475
Underline
Chile : 1.5%
AES Andes SA 144A
8.15% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/10/55
(a) 900 944,910
CAP SA 144A
3.90%, 04/27/31 550 473,687
DB Terra Chile HoldCo SpA
144A
7.95%, 04/20/31 800 792,304
Inversiones CMPC SA 144A

Par
(000’s) Value
Chile (continued)
6.70% (US Treasury
Yield Curve Rate T 5
Year+2.83%), 12/09/57
†(a) $ 1,100 $ 1,072,643
Latam Airlines Group SA
144A
7.62%, 01/07/31 1,500 1,535,625
7.88%, 04/15/30 2,350 2,426,140
Telefonica Moviles Chile SA
144A
3.54%, 11/18/31 775 617,094
7,862,403
China : 4.8%
Cas Capital No 2 Ltd. Reg S
6.25% (US Treasury
Yield Curve Rate T 5
Year+2.53%), 01/13/31
(o)(a) 1,100 1,096,144
Champion MTN Ltd. Reg S
2.95%, 06/15/30 450 399,022
Champion Path Holdings
Ltd. Reg S
4.85%, 01/27/28 1,275 1,235,938
China Hongqiao Group Ltd.
Reg S
7.05%, 01/10/28 700 708,921
China Oil & Gas Group Ltd.
Reg S
7.00%, 02/04/29 500 485,137
China Water Affairs Group
Ltd. Reg S
5.88%, 10/22/30 500 478,754
Fortune Star BVI Ltd. Reg S
8.50%, 05/19/28 850 866,368
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29 850 790,988
Glory Health Industry Ltd.
Reg S
14.25%, 01/25/24 (d) * 200 11,580
Greentown China Holdings
Ltd. Reg S
8.45%, 02/24/28 1,300 1,317,098
Health & Happiness H&H
International Holdings Ltd.
Reg S
9.12%, 07/24/28 600 631,500
Li & Fung Ltd. Reg S
8.38%, 02/05/29 600 611,765
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 800 674,737
4.50%, 01/16/28 800 747,804
Melco Resorts Finance Ltd.
144A
5.38%, 12/04/29 1,950 1,886,502
5.75%, 07/21/28 1,650 1,636,286
MGM China Holdings Ltd.
144A
6.25%, 05/15/33 1,300 1,251,041
Par
(000’s) Value
China (continued)
7.12%, 06/26/31 † $ 1,050 $ 1,078,779
Mongolian Mining Corp.
144A
8.44%, 04/03/30 600 611,790
Nanyang Commercial Bank
Ltd. Reg S
7.35% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 09/07/28
(o)(a) 650 678,870
Seaspan Corp. Pte Ltd. 144A
5.50%, 08/01/29 1,350 1,312,710
Seazen Group Ltd. Reg S
11.88%, 06/26/28 600 591,298
Studio City Finance Ltd. 144A
5.00%, 01/15/29 1,889 1,798,804
6.50%, 01/15/28 654 652,367
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.50%, 11/12/29 650 299,376
3.98%, 11/09/27 1,300 659,217
West China Cement Ltd.
Reg S
9.90%, 12/04/28 1,300 1,112,941
Wynn Macau Ltd. 144A
6.75%, 02/15/34 1,775 1,745,130
25,370,867
Colombia : 6.5%
Aris Mining Corp. 144A
8.00%, 10/31/29 775 805,547
Banco de Bogota SA 144A
4.38%, 08/03/27 775 769,969
Ecopetrol SA
4.62%, 11/02/31 1,350 1,231,806
5.88%, 05/28/45 2,400 1,907,813
5.88%, 11/02/51 † 825 637,102
6.88%, 04/29/30 2,450 2,484,589
7.38%, 09/18/43 958 921,969
7.75%, 02/01/32 1,875 1,937,222
8.38%, 01/19/36 2,000 2,114,594
8.62%, 01/19/29 1,375 1,458,590
8.88%, 01/13/33 2,600 2,809,612
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 1,650 1,556,643
4.38%, 02/15/31 1,125 1,028,939
Geopark Ltd. 144A
8.75%, 01/31/30 800 807,768
Grupo Aval Ltd. 144A
4.38%, 02/04/30 1,750 1,640,100
Grupo Nutresa SA 144A
7.88% (US Treasury
Yield Curve Rate T 5
Year+4.10%), 12/29/49
(o)(a) 2,200 2,176,680
8.00%, 05/12/30 2,700 2,851,200
9.00%, 05/12/35 2,600 2,884,696
Parex Resources, Inc. 144A

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colombia (continued)
8.50%, 05/11/31 † $ 1,000 $ 1,019,196
Promigas SA ESP / Gases del
Pacifico SAC 144A
7.75% (US Treasury
Yield Curve Rate T 5
Year+3.63%), 06/24/56
(a) 1,600 1,633,120
Telecomunicaciones
Digitales SA 144A
4.50%, 01/30/30 950 898,458
Termocandelaria Power SA
144A
7.75%, 09/17/31 700 715,806
34,291,419
Costa Rica : 0.4%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 875 860,326
6.75%, 10/07/31 550 573,045
Liberty Costa Rica Senior
Secured Finance 144A
10.88%, 01/15/31 600 627,288
2,060,659
Cyprus : 0.1%
MHP Lux SA 144A
6.25%, 09/19/29 650 608,276
Underline
Dominican Republic : 0.3%
Aeropuertos Dominicanos
Siglo XXI SA 144A
7.00%, 06/30/34 850 871,879
Empresa Generadora de
Electricidad Haina SA 144A
5.62%, 11/08/28 500 490,755
1,362,634
Ecuador : 0.1%
Corp. Quiport SA 144A
9.00%, 12/15/37 500 546,183
Underline
El Salvador : 0.2%
Comision Ejecutiva
Hidroelectrica del Rio
Lempa 144A
8.65%, 01/24/33 † 1,000 1,074,900
Underline
Georgia : 0.5%
Bank of Georgia JSC 144A
6.50%, 06/03/31 500 495,947
Georgia Global Utilities JSC
144A
8.88%, 07/25/29 500 513,594
Georgian Railway JSC 144A
4.00%, 06/17/28 875 841,227
Silk Road Group Holding LLC
144A
7.50%, 09/15/30 700 699,795
2,550,563
Par
(000’s) Value
Guatemala : 1.1%
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 $ 1,900 $ 1,859,050
CT Trust 144A
5.12%, 02/03/32 1,325 1,239,703
Energuate Trust 2 0 144A
6.35%, 09/15/35 1,200 1,183,099
Industrial Subordinated
Trust 2 0 144A
6.55% (US Treasury
Yield Curve Rate T 5
Year+2.86%), 04/15/36
(a) 1,400 1,407,000
5,688,852
Hong Kong : 0.4%
Melco Resorts Finance Ltd.
144A
6.50%, 09/24/33 850 820,967
7.62%, 04/17/32 1,300 1,327,414
2,148,381
Hungary : 0.5%
OTP Bank Nyrt Reg S
7.30% (US Treasury
Yield Curve Rate T 5
Year+2.86%), 07/30/35
(a) 1,400 1,462,070
8.75% (US Treasury
Yield Curve Rate T 5
Year+5.06%), 05/15/33
(a) 1,150 1,201,977
2,664,047
India : 3.4%
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Pvt Ltd. 144A
6.70%, 03/12/42 791 776,333
CGE Treasury Ifsc Pvt Ltd.
144A
7.88%, 07/28/31 650 649,954
Continuum Green Energy
India Pvt / Co.-Issuers
144A
7.50%, 06/26/33 1,112 1,135,047
Delhi International Airport
Ltd. 144A
6.45%, 06/04/29 900 919,064
GMR Hyderabad
International Airport Ltd.
144A
4.25%, 10/27/27 650 640,151
IIFL Finance Ltd. 144A
7.60%, 09/10/29 800 802,576
7.60%, 07/10/30 600 594,617
8.75%, 07/24/28 650 668,178
IRB Infrastructure
Developers Ltd. 144A

Par
(000’s) Value
India (continued)
7.11%, 03/11/32 $ 1,400 $ 1,410,284
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 823 762,207
JSW Steel Ltd. 144A
5.05%, 04/05/32 825 801,809
Muthoot Finance Ltd. 144A
6.38%, 04/23/29 1,100 1,098,470
6.38%, 03/02/30 1,350 1,340,681
7.12%, 02/14/28 1,250 1,260,174
Piramal Finance Ltd. Reg S
7.80%, 01/29/28 800 814,219
Renew Treasury Ifsc Pvt Ltd.
144A
6.50%, 02/02/31 1,200 1,188,693
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 950 922,168
Sammaan Capital Ltd. 144A
7.50%, 10/16/30 200 201,636
8.95%, 08/28/28 1,150 1,193,577
9.70%, 07/03/27 500 515,733
17,695,571
Indonesia : 0.9%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) *∞ 111 971
Bank Negara Indonesia
Persero Tbk PT Reg S
7.15% (US Treasury
Yield Curve Rate T 5
Year+3.26%), 10/22/31
(o)(a) 1,300 1,294,577
Indika Energy Tbk PT 144A
8.75%, 05/07/29 1,000 1,018,876
Nickel Industries Ltd. 144A
9.00%, 09/30/30 1,350 1,377,970
Pakuwon Jati Tbk PT Reg S
4.88%, 04/29/28 600 585,562
Sorik Marapi Geothermal
Power PT 144A
7.75%, 08/05/31 560 562,410
4,840,366
Ireland : 0.1%
Aragvi Finance International
DAC 144A
11.12%, 11/20/29 500 376,409
12.75%, 05/26/31 400 298,962
675,371
Isle of Man : 0.4%
Gohl Capital Holdings Ltd.
Reg S
7.62% (US Treasury
Yield Curve Rate T 5
Year+3.71%), 10/29/31
(o)(a) 1,400 1,343,711
Par
(000’s) Value
Isle of Man (continued)
8.30% (US Treasury
Yield Curve Rate T 5
Year+4.26%), 04/29/36
(o)(a) $ 900 $ 847,050
2,190,761
Israel : 1.6%
Energean Israel Finance Ltd.
144A Reg S
8.50%, 09/30/33 1,275 1,338,270
Leviathan Bond Ltd. 144A
Reg S
6.75%, 06/30/30 950 973,341
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 1,425 1,467,270
Teva Pharmaceutical Finance
Netherlands III BV
4.10%, 10/01/46 3,448 2,543,421
6.75%, 03/01/28 2,210 2,255,042
8,577,344
Jamaica : 0.9%
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^∞ 332 0
Digicel International Finance
Ltd. / Difl US LLC 144A
8.62%, 08/01/32 3,350 3,461,612
Kingston Airport Revenue
Finance Ltd. 144A
6.75%, 12/15/36 799 791,582
Montego Bay Airport
Revenue Finance Ltd. 144A
6.60%, 06/15/35 700 690,819
4,944,013
Jersey, Channel Islands : 0.3%
Tullow Holdco 2 Ltd. 144A
15.00%, 11/15/28 1,344 1,379,583
Underline
Kazakhstan : 0.2%
Bank RBK JSC 144A
7.70%, 05/19/31 500 492,879
ForteBank JSC 144A
7.75%, 02/04/30 700 718,162
1,211,041
Kyrgyzstan : 0.2%
Eldik Bank OAO 144A
8.50%, 04/23/31 800 798,657
Underline
Luxembourg : 4.5%
Acu Petroleo Luxembourg
Sarl 144A
7.50%, 01/13/32 561 576,311
Adecoagro SA 144A
7.50%, 07/29/32 800 786,120
Aegea Finance Sarl 144A
7.62%, 01/20/36 † 600 513,897
9.00%, 01/20/31 725 705,658
Auna SA / Oncosalud SAC
144A
8.75%, 11/06/32 600 598,725

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Luxembourg (continued)
Constellation Oil Services
Holding SA 144A
9.38%, 11/07/29 $ 450 $ 475,200
CSN Resources SA 144A
4.62%, 06/10/31 † 650 401,942
5.88%, 04/08/32 325 200,900
8.88%, 12/05/30 650 459,430
Energean Israel Finance Ltd.
144A Reg S
5.38%, 03/30/28 1,125 1,114,590
5.88%, 03/30/31 1,150 1,101,013
FORESEA Holding SA 144A
7.50%, 06/15/30 500 496,755
FS Luxembourg Sarl 144A
8.12%, 02/11/36 † 400 364,710
8.62%, 06/25/33 400 381,600
J&F Luxembourg Finance
Sarl 144A
8.00%, 04/23/33 500 480,625
8.50%, 12/01/32 400 399,500
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 1,207 1,187,998
Mexico Remittances
Funding Fiduciary Estate
Management Sarl 144A
12.50%, 10/15/31 650 712,725
MHP Lux SA 144A
10.50%, 07/28/29 800 832,787
Minerva Luxembourg SA
144A
4.38%, 03/18/31 † 650 569,904
7.50%, 04/22/36 650 619,742
8.88%, 09/13/33 775 802,745
Movida Europe SA 144A
9.70%, 10/11/33 500 471,750
Nova Securitisation Sarl
144A
5.75%, 02/03/31 † 700 667,107
6.50%, 02/03/36 600 550,063
Oceanica Lux 144A
11.25%, 05/08/31 600 601,920
OHI Group SA 144A
13.00%, 07/22/29 665 674,696
Poinsettia Finance Ltd. Sarl
144A
6.62%, 06/17/31 241 235,649
PRIO Luxembourg Holding
Sarl 144A
6.75%, 10/15/30 600 598,650
Puma International
Financing SA 144A
7.75%, 04/25/29 1,175 1,205,725
Rede D'or Finance Sarl 144A
6.45%, 09/09/35 † 600 578,373
6.55%, 04/28/36 400 383,524
Rumo Luxembourg Sarl
144A
Par
(000’s) Value
Luxembourg (continued)
4.20%, 01/18/32 $ 425 $ 372,141
Saavi Energia Sarl 144A
8.88%, 02/10/35 1,900 2,055,895
Sabesp Lux Sarl 144A
5.62%, 08/20/30 450 442,237
Threelands Energy Ltd. Sarl
144A
7.45%, 10/20/35 600 606,870
Vamos Europe SA 144A
9.20%, 01/26/31 300 285,300
23,512,777
Mauritius : 0.8%
Greenko Power II Ltd. 144A
4.30%, 12/13/28 1,238 1,185,658
Greenko Wind Projects
Mauritius Ltd. 144A
7.25%, 09/27/28 1,822 1,841,056
UPL Corp. Ltd. Reg S
4.50%, 03/08/28 600 584,677
4.62%, 06/16/30 800 740,646
4,352,037
Mexico : 7.2%
Alpek SAB de CV 144A
3.25%, 02/25/31 1,000 870,024
4.25%, 09/18/29 850 800,384
Cemex SAB de CV 144A
7.20% (US Treasury
Yield Curve Rate T 5
Year+3.52%), 06/10/30
(o)(a) 1,800 1,859,850
COX Asset Mexico SA de CV
144A
7.12%, 01/08/32 1,850 1,844,421
7.75%, 05/08/36 † 1,650 1,656,600
Grupo Aeromexico SAB de
CV 144A
8.25%, 11/15/29 950 958,531
8.62%, 11/15/31 1,100 1,111,000
Grupo Televisa SAB
5.00%, 05/13/45 1,550 1,059,910
5.25%, 05/24/49 1,100 747,982
6.12%, 01/31/46 1,500 1,164,864
6.62%, 01/15/40 1,000 872,500
8.50%, 03/11/32 600 641,155
Metalsa Sapi De Cv 144A
3.75%, 05/04/31 575 509,921
Nemak SAB de CV 144A
3.62%, 06/28/31 † 875 737,581
Orbia Advance Corp. SAB de
CV 144A
2.88%, 05/11/31 1,900 1,585,265
5.88%, 09/17/44 † 2,600 2,088,879
6.80%, 05/13/30 1,200 1,199,508
7.50%, 05/13/35 200 202,210
Petroleos Mexicanos
5.35%, 02/12/28 300 299,230
5.50%, 06/27/44 250 191,938
5.62%, 01/23/46 225 173,201

Par
(000’s) Value
Mexico (continued)
5.95%, 01/28/31 $ 1,350 $ 1,323,188
6.35%, 02/12/48 575 455,148
6.38%, 01/23/45 575 471,507
6.50%, 01/23/29 450 456,773
6.50%, 06/02/41 575 500,431
6.62%, 06/15/35 1,050 996,645
6.62%, 06/15/38 150 137,237
6.70%, 02/16/32 2,525 2,520,461
6.75%, 09/21/47 1,975 1,617,693
6.84%, 01/23/30 850 863,404
6.95%, 01/28/60 1,350 1,089,920
7.69%, 01/23/50 2,975 2,657,020
8.75%, 06/02/29 825 877,815
10.00%, 02/07/33 700 808,672
Poinsettia Finance Ltd. Sarl
Reg S
6.62%, 06/17/31 550 538,626
Total Play
Telecomunicaciones SA de
CV 144A
11.12%, 12/31/32 1,850 1,812,759
37,702,253
Mongolia : 0.5%
Development Bank of
Mongolia LLC 144A
6.90%, 07/02/31 1,300 1,289,333
Golomt Bank 144A
7.95%, 05/14/29 800 803,192
Trade & Development Bank
of Mongolia LLC Reg S
8.50%, 12/23/27 650 656,507
2,749,032
Morocco : 0.5%
OCP SA 144A
6.74% (US Treasury
Yield Curve Rate T 5
Year+2.75%), 04/22/31
(o)(a) 1,700 1,670,937
7.37% (US Treasury
Yield Curve Rate T 5
Year+3.21%), 04/22/36
(o)(a) 900 884,086
2,555,023
Netherlands : 2.8%
Ardshinbank CJSC Via Dilijan
Finance BV 144A
6.60%, 01/22/31 1,000 1,001,323
Petrobras Global Finance BV
5.12%, 09/10/30 900 878,760
5.50%, 06/10/51 471 371,363
6.00%, 01/13/35 775 763,084
6.25%, 01/10/36 † 775 756,594
6.50%, 07/03/33 682 693,679
Teva Pharmaceutical Finance
Netherlands III BV
5.12%, 05/09/29 † 1,775 1,770,730
6.00%, 12/01/32 825 840,824
7.88%, 09/15/29 700 746,584
8.12%, 09/15/31 850 942,239
Par
(000’s) Value
Netherlands (continued)
Teva Pharmaceutical Finance
Netherlands IV BV
5.75%, 12/01/30 $ 1,300 $ 1,317,111
Veon Midco BV 144A
6.95%, 06/01/31 1,150 1,145,278
7.45%, 06/01/33 1,550 1,538,324
Yinson Bergenia Production
BV 144A
8.50%, 01/31/45 1,073 1,151,739
Yinson Boronia Production
BV 144A
8.95%, 07/31/42 840 926,729
14,844,361
Nigeria : 0.2%
SEPLAT Energy PLC 144A
9.12%, 03/21/30 1,100 1,161,120
Underline
Oman : 1.4%
AL Jawaher Assets Co. Spc
144A
4.66%, 10/29/30 1,275 1,241,240
Mazoon Assets Co. SAOC
144A
5.20%, 11/08/27 1,000 998,703
5.25%, 10/09/31 1,250 1,244,945
5.50%, 02/14/29 850 850,185
Oryx Funding Ltd. 144A
5.80%, 02/03/31 1,000 1,017,120
Otel Sukuk Ltd. 144A
5.38%, 01/24/31 900 900,052
Oztel Holdings SPC Ltd. 144A
6.62%, 04/24/28 1,300 1,325,948
7,578,193
Panama : 1.8%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 2,314 2,176,172
BAC International Bank, Inc.
144A
7.75%, 02/03/28 550 566,726
Banco General SA 144A
5.25% (US Treasury
Yield Curve Rate T 10
Year+3.67%), 05/07/31
(o)(a) 675 643,950
Banistmo SA 144A
4.25%, 07/31/27 650 642,677
C&W Senior Finance Ltd.
144A
9.00%, 01/15/33 1,300 1,322,432
Empresa de Transmision
Electrica SA 144A
5.12%, 05/02/49 850 677,900
Global Bank Corp. 144A
5.25% (ICE LIBOR USD
3 Month+3.30%),
04/16/29 (a) 600 591,135

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Panama (continued)
Mobiliare Latam SA /
Mobiliare Latam Mexico SA
de CV 144A
6.75%, 11/10/32 $ 900 $ 901,750
Sable International Finance
Ltd. 144A
7.12%, 10/15/32 1,800 1,779,844
9,302,586
Paraguay : 0.1%
Ueno Bank SA 144A
6.70%, 03/06/31 600 551,562
Underline
Peru : 2.4%
Banco Internacional del Peru
SAA Interbank 144A
6.40% (US Treasury
Yield Curve Rate T 5
Year+2.07%), 04/30/35
†(a) 600 609,660
7.62% (US Treasury
Yield Curve Rate T 1
Year+3.65%), 01/16/34
(a) 525 543,916
Cia de Minas Buenaventura
SAA 144A
6.80%, 02/04/32 1,150 1,178,175
InRetail Shopping Malls 144A
5.65%, 10/16/32 700 692,860
Marcobre SAC 144A
5.75%, 01/22/36 700 686,525
Minsur SA 144A
4.50%, 10/28/31 900 853,451
Orazul Energy Peru SA 144A
6.25%, 09/17/32 700 697,045
Peru LNG Srl 144A
5.38%, 03/22/30 1,067 1,040,158
Petroleos del Peru SA 144A
4.75%, 06/19/32 † 1,750 1,502,830
5.62%, 06/19/47 3,275 2,347,176
San Miguel Industrias PET
SA 144A
3.75%, 08/02/28 725 694,213
Volcan Cia Minera SAA 144A
8.50%, 10/28/32 1,700 1,755,930
12,601,939
Philippines : 0.1%
Primero Agila Ltd. 144A
7.75%, 07/16/31 500 494,626
Underline
Poland : 0.2%
Canpack SA / Canpack US
LLC 144A
3.88%, 11/15/29 1,300 1,230,842
Underline
Saudi Arabia : 1.1%
Arabian Centres Sukuk III
Ltd. Reg S
9.50%, 03/06/29 1,400 1,404,279
Arabian Centres Sukuk IV
Ltd. Reg S
Par
(000’s) Value
Saudi Arabia (continued)
8.88%, 12/04/30 $ 1,100 $ 1,091,866
Dar Al- Arkan Sukuk Co. Ltd.
Reg S
7.25%, 07/02/30 800 789,003
8.00%, 02/25/29 2,600 2,611,347
5,896,495
Serbia : 0.7%
Telecommunications
co Telekom Srbija AD
Belgrade 144A
7.00%, 10/28/29 1,650 1,644,697
7.25%, 05/18/31 2,300 2,278,161
3,922,858
Singapore : 0.8%
Avation Group S Pte Ltd.
144A
8.50%, 05/15/31 † 550 517,893
Boroo Investments Pte Ltd.
144A
9.50%, 08/07/32 500 455,100
JAPFA Pte Ltd. 144A
7.95%, 05/12/31 500 500,409
Medco Cypress Tree Pte Ltd.
144A
8.62%, 05/19/30 1,050 1,090,636
Medco Maple Tree Pte Ltd.
144A
8.96%, 04/27/29 875 898,511
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 618 622,147
4,084,696
South Africa : 1.0%
Eskom Holdings SOC Ltd.
144A
6.35%, 08/10/28 1,716 1,752,673
8.45%, 08/10/28 925 974,354
Sasol Financing USA LLC
6.50%, 09/27/28 575 576,474
Transnet 144A
8.25%, 02/06/28 1,750 1,812,711
5,116,212
South Korea : 0.1%
Hanwha Totalenergies
Petrochemical Co. Ltd.
Reg S
5.50%, 07/18/29 650 633,673
Underline
Spain : 0.8%
AES Espana BV 144A
5.70%, 05/04/28 500 496,855
7.75%, 08/03/33 900 904,810
AI Candelaria Spain SA 144A
5.75%, 06/15/33 1,100 1,015,839
Colombia
Telecomunicaciones SA
ESP 144A
4.95%, 07/17/30 925 874,495

Par
(000’s) Value
Spain (continued)
EnfraGen Energia Sur SAU/
EnfraGen Chile SpA /
EnfraGen Spain SAU 144A
8.50%, 06/30/32 $ 650 $ 674,388
3,966,387
Thailand : 1.2%
Bangkok Bank PCL 144A
3.73% (US Treasury
Yield Curve Rate T 5
Year+1.90%), 09/25/34
(a) 2,100 1,993,618
GC Treasury Center Co. Ltd.
144A
6.50% (US Treasury
Yield Curve Rate T 5
Year+2.81%), 09/10/30
(o)(a) 950 934,272
7.12% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 03/10/35
(o)(a) 1,000 984,759
Muangthai Capital PCL 144A
7.55%, 07/21/30 600 604,303
Muangthai Capital PCL Reg S
6.88%, 09/30/28 600 601,987
Thaioil Treasury Center Co.
Ltd. 144A
6.10% (US Treasury
Yield Curve Rate T 5
Year+2.38%), 01/15/31
(o)(a) 1,100 1,069,544
6,188,483
Togo : 0.3%
Ecobank Transnational, Inc.
144A
8.88% (US Treasury
Yield Curve Rate T 5
Year+4.98%), 08/19/36
(a) 700 724,597
10.12%, 10/15/29 900 995,947
1,720,544
Trinidad and Tobago : 0.4%
Heritage Petroleum Co. Ltd.
144A
9.00%, 08/12/29 875 897,234
Telecommunications
Services of Trinidad &
Tobago Ltd. 144A
8.88%, 10/18/29 475 483,431
Trinidad Generation UnLtd
144A
7.75%, 06/16/33 900 940,266
2,320,931
Turkiye : 8.1%
ADM Elektrik Dagitim AS
144A
9.50%, 02/05/31 600 575,487
Akbank TAS 144A
7.50%, 01/20/30 600 618,048
Par
(000’s) Value
Turkiye (continued)
7.88% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 09/04/35
(a) $ 650 $ 649,491
8.25% (US Treasury
Yield Curve Rate T 5
Year+3.99%), 12/08/36
(a) 600 600,708
Anadolu Efes Biracilik Ve
Malt Sanayii AS 144A
3.38%, 06/29/28 600 562,252
Arcelik AS Reg S
8.50%, 09/25/28 † 500 515,152
Aydem Yenilenebilir Enerji
AS 144A
9.88%, 09/30/30 625 617,543
Cimko Cimento Ve Beton
Sanayi Ve Ticaret AS 144A
10.75%, 05/21/30 450 473,875
Emlak Konut Varlik Kiralama
AS Reg S
7.75%, 06/01/31 800 793,823
Eregli Demir ve Celik
Fabrikalari TAS 144A
8.38%, 07/23/29 1,100 1,136,859
Ford Otomotiv Sanayi AS
144A
7.12%, 04/25/29 600 600,297
GDZ Elektrik Dagitim AS
144A
9.00%, 10/15/29 † 650 623,960
Guermat Elektrik Ueretim
AS 144A
10.75%, 05/21/35 500 494,799
ICA ICTAS Altyapi Yavuz
Sultan Selim Koprusu
Ve Kuzey Cevre Otoyolu
Yatirim Ve I Reg S
7.54%, 10/31/27 500 505,774
Limak Cimento Sanayi ve
Ticaret AS 144A
9.75%, 07/25/29 925 929,985
Limak Iskenderun
Uluslararasi Liman
Isletmeciligi AS 144A
9.50%, 07/10/36 378 383,244
Limak Yenilenebilir Enerji AS
144A
9.62%, 08/12/30 600 592,415
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 800 817,311
Pegasus Hava Tasimaciligi
AS 144A
8.00%, 09/11/31 800 791,960
QNB Bank AS Reg S
5.88%, 02/11/31 200 192,854
7.25%, 05/21/29 800 816,219

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Turkiye (continued)
10.75% (US Treasury
Yield Curve Rate T 5
Year+6.24%), 11/15/33
(a) $ 500 $ 539,638
Ronesans Altyapi Sistemleri
AS 144A
8.50%, 10/10/29 500 499,993
TAV Havalimanlari Holding
AS 144A
8.50%, 12/07/28 575 590,516
TC Ziraat Bankasi AS 144A
7.25%, 02/04/30 1,000 1,004,764
8.00%, 01/16/29 600 618,508
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.33%), 08/02/34
(a) 600 617,833
TPAO Varlik Kiralama ASA
Reg S
6.30%, 03/04/31 1,800 1,737,148
TT Varlik Kiralama AS 144A
6.50%, 10/30/30 700 689,056
Turk Ekonomi Bankasi AS
Reg S
9.38% (US Treasury
Yield Curve Rate T 5
Year+5.41%), 01/17/34
†(a) 500 517,345
Turk Telekomunikasyon AS
144A
6.95%, 10/07/32 700 689,061
7.38%, 05/20/29 600 608,208
Turkcell Iletisim Hizmetleri
AS 144A
5.80%, 04/11/28 575 574,405
7.45%, 01/24/30 † 600 614,313
7.65%, 01/24/32 625 642,543
Turkiye Garanti Bankasi AS
144A
7.62% (US Treasury
Yield Curve Rate T 5
Year+3.87%), 04/15/36
(a) 800 791,581
8.12% (US Treasury
Yield Curve Rate T 5
Year+3.84%), 01/03/35
(a) 900 907,394
8.12% (US Treasury
Yield Curve Rate T 5
Year+4.33%), 01/08/36
†(a) 650 654,494
8.38% (US Treasury
Yield Curve Rate T 5
Year+4.09%), 02/28/34
(a) 650 659,940
Turkiye Is Bankasi AS 144A
Par
(000’s) Value
Turkiye (continued)
7.38% (US Treasury
Yield Curve Rate T 5
Year+3.63%), 04/02/36
(a) $ 600 $ 585,008
7.58% (US Treasury
Yield Curve Rate T 5
Year+3.65%), 02/05/37
(a) 600 588,580
7.75%, 06/12/29 600 620,265
8.40% (US Treasury
Yield Curve Rate T 5
Year+3.98%), 07/23/38
(a) 700 693,955
Turkiye Sinai Kalkinma
Bankasi AS 144A
7.12%, 10/17/29 450 453,252
7.25%, 07/07/31 300 297,537
7.38%, 07/02/30 450 453,488
9.38%, 10/19/28 400 427,755
Turkiye Vakiflar Bankasi TAO
144A
6.88%, 01/07/30 575 571,235
7.25%, 07/31/30 950 950,552
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.67%), 10/05/34
(a) 900 925,435
9.00%, 10/12/28 850 897,240
Turkiye Varlik Fonu Yonetimi
AS Reg S
6.88%, 02/10/31 200 198,357
7.75%, 09/10/35 600 601,579
8.25%, 02/14/29 750 778,068
TVF Varlik Kiralama AS Reg S
6.95%, 01/23/30 1,400 1,405,786
Ulker Biskuvi Sanayi AS 144A
7.88%, 07/08/31 700 710,675
Vestel Elektronik Sanayi ve
Ticaret AS 144A
9.75%, 05/15/29 600 161,188
Yapi ve Kredi Bankasi AS
144A
7.12%, 10/10/29 600 606,104
7.25%, 03/03/30 650 655,284
7.55% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/11/36
(a) 900 881,441
9.25%, 10/16/28 900 953,539
9.25% (US Treasury
Yield Curve Rate T 5
Year+5.28%), 01/17/34
(a) 775 801,826
Zorlu Enerji Elektrik Uretim
AS 144A
11.00%, 04/23/30 1,350 1,004,407
42,471,352
Ukraine : 0.5%
Kernel Holding SA 144A

Par
(000’s) Value
Ukraine (continued)
6.75%, 10/27/27 $ 400 $ 391,015
Metinvest BV 144A
7.65%, 10/01/27 500 493,329
7.75%, 10/17/29 825 772,273
NAK Naftogaz Ukraine via
Kondor Finance PLC 144A
8.95%, 01/15/33 846 763,283
Ukraine Railways Via Rail
Capital Markets PLC Reg S
7.88%, 07/15/28 (d) * 469 389,729
2,809,629
United Arab Emirates : 2.4%
Alpha Star Holding IX Ltd.
Reg S
7.00%, 08/26/28 1,500 1,467,223
Alpha Star Holding X Ltd.
Reg S
6.12%, 08/05/29 900 854,184
Arada Sukuk 2 Ltd. Reg S
7.15%, 08/05/30 † 700 681,580
8.00%, 06/24/29 1,000 1,001,750
Axian Telecom Holding &
Management PLC 144A
7.25%, 07/11/30 1,100 1,111,542
Binghatti Sukuk 2 Spv Ltd.
Reg S
7.75%, 07/02/29 † 900 778,470
8.12%, 08/07/30 † 1,300 1,087,426
8.38%, 08/12/31 400 328,550
Ittihad International II Ltd.
144A
7.38%, 11/13/30 1,000 1,002,901
MAF Global Securities Ltd.
Reg S
5.75% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 11/20/30
(o)(a) 450 421,687
7.88% (US Treasury
Yield Curve Rate T 5
Year+4.89%), 06/30/27
(o)(a) 1,000 1,005,782
Omniyat Sukuk 1 Ltd. Reg S
7.25%, 03/16/29 † 1,150 1,055,295
7.25%, 03/04/31 200 171,978
8.38%, 05/06/28 † 1,500 1,444,502
12,412,870
United Kingdom : 5.2%
Avianca Midco 2 PLC 144A
9.50%, 01/28/31 1,250 1,170,616
9.62%, 02/14/30 1,550 1,498,633
10.25%, 01/07/32 1,300 1,220,284
Azule Energy Finance PLC
144A
8.12%, 01/23/30 2,000 2,031,546
8.25%, 01/22/31 1,600 1,628,752
8.62%, 01/22/33 1,100 1,125,397
Bidvest Group UK PLC 144A
6.20%, 09/17/32 900 906,570
Par
(000’s) Value
United Kingdom (continued)
Biocon Biologics Global PLC
144A
6.67%, 10/09/29 $ 1,400 $ 1,403,173
Endeavour Mining PLC 144A
7.00%, 05/28/30 850 862,795
IHS Holding Ltd. 144A
6.25%, 11/29/28 950 945,607
7.88%, 05/29/30 850 872,061
8.25%, 11/29/31 † 1,050 1,095,610
Liquid Telecommunications
Financing Plc 144A
10.75%, 04/14/31 500 521,579
Panama Infrastructure
Receivable Purchaser PLC
144A
0.00%, 04/05/32 ^ 2,475 2,012,076
Sibanye-Stillwater UK
Financing PLC 144A
6.25%, 11/15/31 800 788,741
Sisecam UK PLC 144A
8.25%, 05/02/29 850 866,107
8.38%, 01/23/33 650 655,934
8.62%, 05/02/32 950 962,568
Trident Energy Finance PLC
144A
12.50%, 11/30/29 † 500 528,501
Vedanta Resources Finance
II PLC 144A
7.00%, 07/13/32 700 700,565
7.38%, 07/13/34 1,000 994,523
7.75%, 07/13/37 600 602,904
9.12%, 10/15/32 800 801,211
9.47%, 07/24/30 1,000 1,003,741
WE Soda Investments
Holding PLC 144A
9.38%, 02/14/31 900 876,781
9.50%, 10/06/28 1,150 1,157,508
27,233,783
United States : 3.7%
3R Lux SARL 144A
9.75%, 02/05/31 425 450,075
Azul Secured Finance LLP
144A
9.88%, 02/15/31 † 1,000 926,250
Canpack Group, Inc. /
Canpack SA 144A
6.00%, 05/15/31 1,000 995,233
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA 144A
5.38%, 12/30/30 1,344 1,265,091
Gran Tierra Energy, Inc. 144A
9.75%, 04/15/31 956 859,635
Kosmos Energy Ltd. 144A
7.50%, 03/01/28 † 750 742,717
8.75%, 10/01/31 † 875 767,134
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 571 563,564

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Playtika Holding Corp. 144A
4.25%, 03/15/29 $ 1,000 $ 909,475
Sasol Financing USA LLC
5.50%, 03/18/31 1,625 1,519,712
Sasol Financing USA LLC
144A
8.75%, 05/03/29 1,127 1,183,631
8.75%, 04/10/33 1,275 1,333,363
SierraCol Energy Andina LLC
144A
6.00%, 06/15/28 676 657,366
SierraCol Energy Andina
LLC/ SierraCol Energy
Arauca/Colombia Energy
Development 144A
9.00%, 11/14/30 1,000 999,935
Stillwater Mining Co. 144A
4.50%, 11/16/29 850 809,595
Wynn Macau Ltd. 144A
5.12%, 12/15/29 1,675 1,625,582
5.50%, 10/01/27 1,275 1,270,130
5.62%, 08/26/28 2,450 2,422,900
19,301,388
Uruguay : 0.2%
Navios South American
Logistics, Inc. 144A Reg S
8.88%, 07/14/30 800 829,819
Underline
Uzbekistan : 2.0%
Aloqabank JSC 144A
7.70%, 05/18/31 500 498,323
Ipoteka -Bank ATIB Reg S
6.45%, 10/09/30 500 501,596
JSCB Agrobank 144A
9.25%, 10/02/29 700 756,840
National Bank of Uzbekistan
Reg S
7.20%, 07/17/30 600 617,810
8.50%, 07/05/29 500 530,180
Navoi Mining & Metallurgical
Co. 144A
6.70%, 10/17/28 850 868,038
6.75%, 05/14/30 800 821,974
6.95%, 10/17/31 950 995,281
Navoiyuran State Enterprise
144A
6.70%, 07/02/30 550 558,352
Uzauto Motors AJ 144A
7.38%, 11/19/30 550 558,558
Uzbek Industrial and
Construction Bank ATB
144A
8.95%, 07/24/29 † 700 749,330
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 1,250 1,205,667
8.75%, 05/07/30 1,500 1,603,266
10,265,215
Total Corporate Bonds
(Cost: $491,516,294) 488,508,147
Par
(000's) Value
GOVERNMENT OBLIGATIONS: 4.3%
Argentina : 3.2%
Ciudad Autonoma De
Buenos Aires 144A
7.05%, 05/13/36 $ 750 $ 732,937
7.80%, 11/26/33 1,000 1,045,690
Province of Santa Fe 144A
8.10%, 12/11/34 1,350 1,350,000
Provincia de Buenos Aires
144A
6.62%, 09/01/37 (s) 9,783 8,140,278
Provincia de Cordoba 144A
6.88%, 02/01/29 (s) 682 670,539
8.60%, 02/03/35 1,400 1,392,651
9.75%, 07/02/32 1,100 1,177,275
Provincia de Entre Rios
Argentina 144A
9.55%, 03/04/33 500 485,870
Provincia de Neuquen
Argentina 144A
7.35%, 08/25/34 700 688,625
Provincia del Chubut
Argentina 144A
9.45%, 04/29/36 1,000 1,066,720
16,750,585
Colombia : 0.1%
Barranquilla Distrito Especial
Industrial y Portuario 144A
7.35%, 07/23/31 700 720,125
Underline
Pakistan : 0.2%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 850 823,016
Underline
Turkiye : 0.8%
Istanbul Metropolitan
Municipality 144A
10.50%, 12/06/28 925 992,976
Turkiye Ihracat Kredi Bankasi
AS 144A
6.12%, 05/02/29 700 690,985
6.38%, 10/03/30 800 780,648
6.38%, 01/15/31 600 582,765
6.88%, 07/03/28 300 303,225
7.50%, 02/06/28 900 915,301
4,265,900
Total Government Obligations
(Cost: $18,895,702) 22,559,626
Total Investments Before Collateral for
Securities Loaned: 97.3%
(Cost: $510,411,996) 511,067,773

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.5%
Money Market Fund: 3.5%
(Cost: $18,401,240)
Number
of Shares
(continued) Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(b) 18,401,240 $ 18,401,240
Total Investments: 100.8%
(Cost: $528,813,236) 529,469,013
Liabilities in excess of other assets: (0.8)% (4,054,577)
NET ASSETS: 100.0% $ 525,414,436
Definitions:
LIBOR London Interbank Offered Rate
USD United States Dollar
(a) Variable rate security — the rate shown is as of July 31, 2026
(b) The rate shown is the 7-day yield as of July 31, 2026.
(d) Security in default
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
(s) Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at July 31, 2026.
* Non-income producing
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $20,305,965.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

The summary of inputs used to value the Fund's investments as of July 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds $ 488,508,147
Argentina $ — $ 37,061,643 $ — $ 37,061,643
Australia — 309,543 — 309,543
Austria — 573,160 — 573,160
Azerbaijan — 1,558,838 — 1,558,838
Bahrain — 7,951,963 — 7,951,963
Bermuda — 1,252,564 — 1,252,564
Brazil — 29,214,352 — 29,214,352
British Virgin Islands — 2,218,631 — 2,218,631
Canada — 11,523,401 — 11,523,401
Cayman Islands — 491,475 — 491,475
Chile — 7,862,403 — 7,862,403
China — 25,370,867 — 25,370,867
Colombia — 34,291,419 — 34,291,419
Costa Rica — 2,060,659 — 2,060,659
Cyprus — 608,276 — 608,276
Dominican Republic — 1,362,634 — 1,362,634
Ecuador — 546,183 — 546,183
El Salvador — 1,074,900 — 1,074,900
Georgia — 2,550,563 — 2,550,563
Guatemala — 5,688,852 — 5,688,852
Hong Kong — 2,148,381 — 2,148,381
Hungary — 2,664,047 — 2,664,047
India — 17,695,571 — 17,695,571
Indonesia — 4,839,395 971 4,840,366
Ireland — 675,371 — 675,371
Isle of Man — 2,190,761 — 2,190,761
Israel — 8,577,344 — 8,577,344
Jamaica — 4,944,013 0 4,944,013
Jersey, Channel Islands — 1,379,583 — 1,379,583
Kazakhstan — 1,211,041 — 1,211,041
Kyrgyzstan — 798,657 — 798,657
Luxembourg — 23,512,777 — 23,512,777
Mauritius — 4,352,037 — 4,352,037
Mexico — 37,702,253 — 37,702,253
Mongolia — 2,749,032 — 2,749,032
Morocco — 2,555,023 — 2,555,023
Netherlands — 14,844,361 — 14,844,361
Nigeria — 1,161,120 — 1,161,120
Oman — 7,578,193 — 7,578,193
Panama — 9,302,586 — 9,302,586
Paraguay — 551,562 — 551,562
Peru — 12,601,939 — 12,601,939
Philippines — 494,626 — 494,626
Poland — 1,230,842 — 1,230,842
Saudi Arabia — 5,896,495 — 5,896,495
Serbia — 3,922,858 — 3,922,858
Singapore — 4,084,696 — 4,084,696
South Africa — 5,116,212 — 5,116,212
South Korea — 633,673 — 633,673
Spain — 3,966,387 — 3,966,387
Thailand — 6,188,483 — 6,188,483
Togo — 1,720,544 — 1,720,544
Trinidad and Tobago — 2,320,931 — 2,320,931
Turkiye — 42,471,352 — 42,471,352
Ukraine — 2,809,629 — 2,809,629

Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
United Arab Emirates $ — $ 12,412,870 $ — $ 12,412,870
United Kingdom — 27,233,783 — 27,233,783
United States — 19,301,388 — 19,301,388
Uruguay — 829,819 — 829,819
Uzbekistan — 10,265,215 — 10,265,215
Government Obligations
 *
— 22,559,625 — 22,559,625
Money Market Fund 18,401,240 — — 18,401,240
Total Investments $ 18,401,240 $ 511,066,802 $ 971 $ 529,469,013
*
See Schedule of Investments for geographic regions.